Vessels, net Vessel Rollforward (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from vessel under construction to and other additions	$ (105,520)
Transfer from Assets Held for Sale	77,536
Vessel depreciation	72,487
Depreciation, Depletion and Amortization	$ (39,113)	$ (40,803)
Document Period End Date	Sep. 30, 2020
Property, Plant and Equipment, Net	$ 1,277,383		$ 1,271,993
Number of vessels	54
Number of vessels owned	49
Number of vessels owned	49